UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2001

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building Suite 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8436
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  August 13, 2001

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 61
Form 13 F Information Table Value Total: 115,822

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T - Liberty Media Group     COM              001957208      236    13500 SH       SOLE                    13500
AT&T Corp                      COM              001957109     2985   135662 SH       SOLE                   135662
Agilent Technologies Inc       COM              00846U101      316     9722 SH       SOLE                     9722
AllState Corp                  COM              020002101     6055   137655 SH       SOLE                   137655
American Home Products         COM              026609107     2088    35534 SH       SOLE                    35534
American International Group   COM              026874107      406     4781 SH       SOLE                     4781
Archstone Communities Trust    COM              039581103     1044    40500 SH       SOLE                    40500
BP Amoco PLC - Spons ADR       COM              055622104     1320    26476 SH       SOLE                    26476
Bank of America Corp           COM              060505104     3152    52509 SH       SOLE                    52509
Bethlehem Steel Corp           COM              087509105       22    11000 SH       SOLE                    11000
Borders Group Inc              COM              099709107     5616   250700 SH       SOLE                   250700
Boston Scientific Corp         COM              101137107     2343   137800 SH       SOLE                   137800
Bristol-Myers Squibb Co        COM              110122108      591    11298 SH       SOLE                    11298
Cigna Corp                     COM              125509109      240     2500 SH       SOLE                     2500
Computer Sciences Corp         COM              205363104     2258    65265 SH       SOLE                    65265
Consolidated Edison of NY      COM              209115104      630    15825 SH       SOLE                    15825
Countrywide Credit Ind Inc     COM              222372104     4621   100725 SH       SOLE                   100725
Delta Airlines Inc             COM              247361108     3964    89935 SH       SOLE                    89935
Duff & Phelps Utilities Income COM              264324104      309    28675 SH       SOLE                    28675
Duke-Weeks Realty Corp         COM              264411505      567    22800 SH       SOLE                    22800
Eastman Kodak                  COM              277461109     2576    55190 SH       SOLE                    55190
Emerson Electric Co            COM              291011104      315     5200 SH       SOLE                     5200
Exxon Mobil Corporation        COM              30231G102      818     9362 SH       SOLE                     9362
Fannie Mae                     COM              313586109      304     3575 SH       SOLE                     3575
General Electric Co            COM              369604103     1276    26173 SH       SOLE                    26173
Genuine Parts Co               COM              372460105     3331   105750 SH       SOLE                   105750
Goodyear Tire & Rubber Co      COM              382550101      400    14300 SH       SOLE                    14300
HRPT Properties Trust          COM              40426W101     3907   401500 SH       SOLE                   401500
Hewlett Packard Co             COM              428236103     1440    50350 SH       SOLE                    50350
Home Depot, Inc                COM              437076102      463     9936 SH       SOLE                     9936
Hospitality Properties Trust   COM              44106M102      211     7400 SH       SOLE                     7400
Household Intl                 COM              441815107      651     9765 SH       SOLE                     9765
Humana Inc                     COM              444859102      148    15000 SH       SOLE                    15000
Intel Corp                     COM              458140100     2519    86130 SH       SOLE                    86130
International Business Machine COM              459200101      344     3042 SH       SOLE                     3042
KeySpan Corporation            COM              49337w100     5419   148550 SH       SOLE                   148550
Laboratory Corp of America Hol COM              50540R409     2507    32598 SH       SOLE                    32598
Merck & Co                     COM              589331107      819    12810 SH       SOLE                    12810
Microsoft Corp                 COM              594918104      573     7850 SH       SOLE                     7850
NSTAR                          COM              67019E107     3660    86000 SH       SOLE                    86000
New Plan Excel Realty Trust    COM              648053106     4054   265000 SH       SOLE                   265000
Northrop Grumman Corp          COM              666807102     2773    34615 SH       SOLE                    34615
PPG Industries Inc             COM              693506107     3960    75325 SH       SOLE                    75325
Pfizer Inc                     COM              717081103      351     8765 SH       SOLE                     8765
Public Service Enterprise Grou COM              744573106     6060   123930 SH       SOLE                   123930
Raytheon Company New           COM              755111507     3590   135200 SH       SOLE                   135200
SBC Communications Inc         COM              78387G103      235     5869 SH       SOLE                     5869
Schering-Plough                COM              806605101      652    18000 SH       SOLE                    18000
Scientific Atlanta Inc         COM              808655104      203     5000 SH       SOLE                     5000
Sovereign Bancorp Inc          COM              845905108     6001   461600 SH       SOLE                   461600
Staples Inc                    COM              855030102      166    10400 SH       SOLE                    10400
Sun Microsystems Inc           COM              866810104      252    16000 SH       SOLE                    16000
Supervalu Inc                  COM              868536103     2265   129050 SH       SOLE                   129050
Teleflex Inc                   COM              879369106     3627    82425 SH       SOLE                    82425
Verizon Communications         COM              92343V104      269     5023 SH       SOLE                     5023
Vulcan Materials Co            COM              929160109     3382    62925 SH       SOLE                    62925
Weyerhaeuser Co                COM              962166104      897    16325 SH       SOLE                    16325
Xcel Energy Inc.               COM              98389B100      884    31084 SH       SOLE                    31084
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      279    27900 SH       SOLE                    27900
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     2797    59475 SH       SOLE                    59475
Wendys Financing I $2.50 Tecon PFD CV           950588202     2683    50650 SH       SOLE                    50650